INVENTORIES	12 Months Ended
Dec. 31, 2018
Statements Line Items
INVENTORIES [Text Block]
7.	INVENTORIES

	December 31	December 31
	2018	2017

Warehouse inventory	$8,638	$7,809
Stockpile inventory(4)	1,564	-
Work in process inventory(3)	322	496
Finished goods inventory (1)(2)	4,370	4,826
	$14,894	$13,131

(1)
The Company held 199,897 silver ounces and 1,956 gold ounces as of December 31, 2018 (December 31, 2017 – 241,321 and 1,226, respectively). These ounces are carried at the lower of cost and net realizable value. As at December 31, 2018, the quoted market value of the silver ounces was $3,091 (December 31, 2017 - $4,070) and the quoted market value of the gold ounces was $2,507 (December 31, 2017 - $1,590).

(2)
The finished goods inventory balance at December 31, 2018 is net of a write down to net realizable value of $1,635 for finished goods inventory held at the Guanaceví mine. Of this amount $1,106 is comprised of cash costs and $529 relates to depreciation and depletion and was expensed in the period. The finished goods inventory balance at December 31, 2018 is net of a write down to net realizable value of $189 for finished goods inventory held at the El Compas mine. Of this amount $139 is comprised of cash costs and $50 relates to depreciation and depletion and was expensed to Other income (expenses)..

(3)
The work in process inventory balance at December 31, 2018 is net of a write down to net realizable value of $390 for work in process inventory held at the Guanaceví mine. Of this amount $252 is comprised of cash costs and $139 relates to depreciation and depletion and was expensed in the period.

(4)
The stockpile inventory balance at December 31, 2018 is net of a write down to net realizable value of $461 for stockpile inventory held at the El Compas mine. Of this amount $320 is comprised of cash costs and $141 relates to depreciation and depletion and was expensed to Other income (expenses)..